Income Taxes (Details 1)	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes
U.S. statutory rate	28.00%	35.00%	34.00%
State taxes, net of Federal tax benefit	1.60%	1.20%	1.30%
Foreign subsidiaries	(0.70%)	(1.10%)	0.60%
U.S. taxation on non-U.S. earnings		3.80%
U.S. tax reform: transition tax	(3.00%)
U.S. tax reform: change in deferred rate	(9.30%)
Research and development tax credit	(2.50%)	(2.70%)
Non-controlling interest	(5.60%)	(9.90%)	(9.30%)
Uncertain tax positions	2.10%	0.80%
Stock based compensation	1.70%	0.10%	0.20%
Other	(0.60%)	(1.10%)	(0.40%)
Total	11.70%	26.10%	26.40%